Supplement Dated May 1, 2016

To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln InReach VULONE 2014	Lincoln VULDB Elite Series
Lincoln Momentum VULONE 2007	Lincoln VULDB-II
Lincoln Momentum VULONE Lincoln Momentum VULONE 2005	Lincoln VULCV-III Lincoln VULCV-II/Flex Elite Series

Lincoln Life Flexible Premium Variable Life Account R

Lincoln Momentum SVULONE	Lincoln SVUL-II Elite Series
Lincoln Momentum SVULONE 2007	Lincoln SVUL-III

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln Momentum VULONE	Lincoln VULONE
Lincoln Momentum VULONE 2005	Lincoln VULONE 2005
Lincoln VULDB Elite Series	Lincoln VULONE 2007
Lincoln VULCV-II/Flex Elite Series	Lincoln VULCV-IV
Lincoln VULCV-III	Lincoln VULDB-IV
Lincoln VULDB-II

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE	Lincoln SVUL-II
Lincoln SVUL Elite Series	Lincoln SVUL-III

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective May 9, 2016, the following funds will be available as new investment options under your Policy. Please refer to the prospectus for each Underlying Fund found on www.LincolnFinancial.com.

American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.

•                  American Century VP Balanced Fund (Class I): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Standard Class)(1): A balance between current income and growth of capital, with a greater emphasis on growth of capital.

SUPP-16-05

•                  LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Standard Class)(1): A balance between current income and growth of capital, with a greater emphasis on growth of capital.

(1)         These are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

Please retain this Supplement for future reference.